Debt (Details Narrative) - USD ($)			1 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 05, 2021	Jul. 02, 2020	Jan. 31, 2021	Dec. 31, 2020	May 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Stock issued during period value							$ 238,475	$ 7,000	$ 2,010,367
Proceeds from debt								548,885
Convertible Promissory Notes [Member]
Proceeds from issuance of unsecured debt								$ 1,330,000
Debt instrument term								3 years
Stock issued during period shares							14,400	45,000
Share issued price per share								$ 4.50
Stock issued during period value							$ 65,000	$ 170,000
Original issue discount on notes				$ 96,900			96,900	$ 149,000
Debt instrument interest rate percentage								10.00%
Debt instrument conversion price per share								$ 4.50
Debt interest payment description								During the term into common stock of the Company at a fixed price of $4.50/share, or approximately 295,000 shares of common stock upon full conversion. Unconverted portions of the Notes are scheduled to amortize monthly commencing in January 2022, so that by the end of the term on December 31, 2022 (the "maturity date') the Notes will have been fully paid back to the Note holders.
Debt conversion converted instrument shares								295,000
Convertible Promissory Notes [Member] | Subsequent Event [Member]
Proceeds from issuance of unsecured debt	$ 1,475,000
Debt instrument term	2 years
Debt instrument face amount			$ 1,330,000	$ 1,330,000			$ 1,330,000
Stock issued during period shares	44,000
Share issued price per share	$ 5.00
Stock issued during period value	$ 222,000
Debt instrument interest rate percentage	10.00%
Debt instrument conversion price per share	$ 5.00		$ 4.00	$ 4.00			$ 4.00
Debt conversion converted instrument shares	295,000		290,000	300,000
Debt maturity date	Mar. 05, 2023
Debt conversion converted instrument amount		$ 1,220,000	$ 1,160,000	$ 1,220,000		$ 1,275,000
Proceeds from debt						$ 1,160,000
Convertible Promissory Notes [Member] | First Two Years of Interest Prepayment [Member]
Stock issued during period shares								57,000
Share issued price per share								$ 4.50
Stock issued during period value								$ 258,000
Debt maturity date								Dec. 31, 2022
Convertible Promissory Notes [Member] | Executives and Independent Members [Member]
Debt instrument face amount								$ 200,000
Payment Protection Plan 1 [Member]
Proceeds from debt					$ 550,000
Economic Injury Disaster Loan [Member]
Proceeds from debt					$ 10,000